Schedule of Long Term Debt Repayment (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
2016	¥ 881,008
2017	849,118
2018	734,977
2019	535,961
2020	371,797
Thereafter	760,084
Total	¥ 4,132,945	¥ 3,852,668